Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule Of Earnings Per Share Basic And Diluted Abstract
Income (loss) from continuing operations (in Dollars)		$ (209,487)	$ 798,279
Income (loss) from discontinued operation (in Dollars)		0	271,048
Net income (loss) (in Dollars)		$ (209,487)	$ 1,069,327
Weighted average common shares outstanding — basic (in Shares)	[1]	564,099	400,000
Effect of dilutive securities (in Shares)		3,548	0
Weighted average common shares outstanding — diluted (in Shares)	[1]	567,647	400,000
Continuing operations	[1]	$ (0.37)	$ 2
Discontinued operations		0	0.68
Total basic net income (loss) per share		(0.37)	2.68
Continuing operations	[1]	(0.37)	2
Discontinued operations		0	0.68
Total diluted net income (loss) per share		$ (0.37)	$ 2.68

[1]	After giving effect to the reverse stock split effected on March 16,2026.